Note 15 - Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Voyage Expenses And Vessel Operating Expenses [Text Block]
15.	Voyage Expenses and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
Voyage Expenses	2010	2011	2012

Port expenses	2,652,235	2,221,470	1,749,565
Bunkers	7,868,829	11,554,144	7,253,583
Commissions	3,009,512	3,272,922	3,304,220
Other voyage expenses	149,432	780,684	396,382
Total	13,680,008	17,829,220	12,703,750

	Year ended December 31,
Vessels’ Operating Expenses	2010	2011	2012

Crew wages and related costs	23,998,949	22,044,479	19,304,929
Insurance	1,623,582	1,410,889	1,260,289
Repairs and maintenance	4,814,718	4,940,185	3,026,513
Spares and consumable stores	5,838,470	5,886,002	5,313,053
Miscellaneous expenses	2,062,344	2,276,598	1,687,193
Total	38,338,063	36,558,153	30,591,977